Share-Based Compensation (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number [Abstract]
Outstanding Options at beginning of year	3,597,811	2,334,432	2,313,249
Option's Granted	377,790	1,274,379	95,000
Option's Exercised	(3,750)	0	0
Option's Forfeited and/or expired	(210,833)	(11,000)	(73,817)
Outstanding options and at end of year	3,761,018	3,597,811	2,334,432
Option's Exercisable at end of year	2,335,325	1,952,014	1,753,803
Weighted Average Exercise Price [Abstract]
Outstanding Options at beginning of year | $ / shares	$ 6.55	$ 9.18	$ 9.31
Option's Granted | $ / shares	5.36	1.43	4.45
Option's Exercised | $ / shares	2.88	0	0
Option's Forfeited and/or expired | $ / shares	8.13	7.19	5.17
Outstanding options and at end of year | $ / shares	6.35	6.55	9.18
Option's Exercisable at end of year | $ / shares	$ 8.34	$ 9.98	$ 4.76
Restricted Shares Units [Member]
Number [Abstract]
Outstanding Options at beginning of year	74,587	108,544	95,833
Option's Granted	62,947	0	36,667
Option's Forfeited and/or expired	(1,505)	0	0
Option's Vested	(33,958)	(33,958)	(23,956)
Outstanding options and at end of year	102,071	74,587	108,544